VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Communication Services: 4.4%
47,301		AT&T, Inc.	$1,117,723	0.3
118,626		Comcast Corp. – Class A	5,554,069	1.4
43,612		Fox Corp. - Class B	1,582,243	0.4
191,639		News Corp - Class A	4,244,804	1.1
8,605		Verizon Communications, Inc.	438,339	0.1
30,438	(1)	Walt Disney Co.	4,174,876	1.1
			17,112,054	4.4

		Consumer Discretionary: 3.5%
42,287		Kohl's Corp.	2,556,672	0.7
66,131	(1)	Las Vegas Sands Corp.	2,570,512	0.7
115,441	(1)	Mattel, Inc.	2,563,945	0.7
39,400		TJX Cos., Inc.	2,386,852	0.6
192,777		Volkswagen AG ADR	3,306,125	0.8
			13,384,106	3.5

		Consumer Staples: 6.5%
11,164		Altria Group, Inc.	583,319	0.1
34,700		Coca-Cola Co.	2,151,400	0.6
148,462		Conagra Brands, Inc.	4,983,869	1.3
42,440		Kimberly-Clark Corp.	5,226,911	1.4
5,100		Mondelez International, Inc.	320,178	0.1
46,513		Philip Morris International, Inc.	4,369,431	1.1
62,282		Tyson Foods, Inc.	5,582,336	1.4
13,711		Walmart, Inc.	2,041,842	0.5
			25,259,286	6.5

		Energy: 6.7%
5,274		Chevron Corp.	858,765	0.2
6,700		Enbridge, Inc.	308,803	0.1
33,017		EOG Resources, Inc.	3,936,617	1.0
49,551		Exxon Mobil Corp.	4,092,417	1.1
16,472		Hess Corp.	1,763,163	0.5
23,586		Occidental Petroleum Corp.	1,338,270	0.3
3,376		Targa Resources Corp.	254,787	0.1
76,086	(2)	TC Energy Corp.	4,292,772	1.1
175,374		TotalEnergies SE ADR	8,863,402	2.3
			25,708,996	6.7

		Financials: 21.5%
163,013		American International Group, Inc.	10,232,326	2.6
48,818		Bank of America Corp.	2,012,278	0.5
7,400		Bank of New York Mellon Corp.	367,262	0.1
25,772		Charles Schwab Corp.	2,172,837	0.6
34,219		Chubb Ltd.	7,319,444	1.9
37,300		Citigroup, Inc.	1,991,820	0.5
147,081		Equitable Holdings, Inc.	4,546,274	1.2
111,372		Fifth Third Bancorp	4,793,451	1.2
12,551		Franklin Resources, Inc.	350,424	0.1
13,100		Goldman Sachs Group, Inc.	4,324,310	1.1
25,200		Hartford Financial Services Group, Inc.	1,809,612	0.5
298,452		Huntington Bancshares, Inc.	4,363,368	1.1
15,707		JPMorgan Chase & Co.	2,141,178	0.6
102,642		Loews Corp.	6,653,255	1.7
3,487		Marsh & McLennan Cos., Inc.	594,255	0.2
103,001		Metlife, Inc.	7,238,910	1.9
33,542		Morgan Stanley	2,931,571	0.8
6,654		PNC Financial Services Group, Inc.	1,227,330	0.3
3,030		Raymond James Financial, Inc.	333,027	0.1
49,843		State Street Corp.	4,342,322	1.1
270,962		Wells Fargo & Co.	13,130,819	3.4
			82,876,073	21.5

		Health Care: 17.4%
53,015		AbbVie, Inc.	8,594,262	2.2
19,171		Anthem, Inc.	9,417,178	2.5
29,143		AstraZeneca PLC ADR	1,933,347	0.5
23,656		Becton Dickinson & Co.	6,292,496	1.6
3,600	(1)	Biogen, Inc.	758,160	0.2
33,400		Cardinal Health, Inc.	1,893,780	0.5
29,200	(1)	Centene Corp.	2,458,348	0.7
16,582		Cigna Corp.	3,973,213	1.0
50,370		CVS Health Corp.	5,097,948	1.3
7,683		Gilead Sciences, Inc.	456,754	0.1
19,187		GlaxoSmithKline PLC	415,147	0.1
27,525		Johnson & Johnson	4,878,256	1.3
46,406		Medtronic PLC	5,148,746	1.3
37,000		Merck & Co., Inc.	3,035,850	0.8
1,660		Organon & Co.	57,984	0.0
84,452		Pfizer, Inc.	4,372,080	1.1
71,915		Sanofi ADR	3,692,116	1.0
3,900		UnitedHealth Group, Inc.	1,988,883	0.5
20,938		Zimmer Biomet Holdings, Inc.	2,677,970	0.7
2,093	(1)	Zimvie, Inc.	47,804	0.0
			67,190,322	17.4

		Industrials: 10.5%
4,200		3M Co.	625,296	0.2
16,874	(1)	Boeing Co.	3,231,371	0.8
10,247		Flowserve Corp.	367,867	0.1
106,225		General Electric Co.	9,719,588	2.5
26,060		L3Harris Technologies, Inc.	6,475,128	1.7
60,225		Nielsen Holdings PLC	1,640,529	0.4
19,760		Paccar, Inc.	1,740,263	0.4
37,056		Siemens AG ADR	2,562,052	0.7
23,262	(1)	Southwest Airlines Co.	1,065,400	0.3
52,815	(1)	Stericycle, Inc.	3,111,860	0.8
46,229		United Parcel Service, Inc. - Class B	9,914,271	2.6
			40,453,625	10.5

		Information Technology: 8.1%
25,438		Applied Materials, Inc.	3,352,728	0.9
31,680		Cisco Systems, Inc.	1,766,477	0.5
28,800		Citrix Systems, Inc.	2,905,920	0.7
21,500	(1)	Fiserv, Inc.	2,180,100	0.6
18,018		Microsoft Corp.	5,555,129	1.4
4,848		NXP Semiconductor NV - NXPI - US	897,268	0.2
60,451		Qualcomm, Inc.	9,238,122	2.4

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
8,400		TE Connectivity Ltd.	$1,100,232	0.3
22,521		Texas Instruments, Inc.	4,132,153	1.1
			31,128,129	8.1

		Materials: 5.4%
13,201		Akzo Nobel NV	1,134,267	0.3
81,598		CF Industries Holdings, Inc.	8,409,490	2.2
4,822		DuPont de Nemours, Inc.	354,803	0.1
29,498		International Flavors & Fragrances, Inc.	3,873,972	1.0
137,921		International Paper Co.	6,365,054	1.6
9,075		RPM International, Inc.	739,068	0.2
			20,876,654	5.4

		Real Estate: 4.5%
66,830		Equity Residential	6,009,353	1.6
76,065		Rayonier, Inc.	3,127,793	0.8
9,900		Vornado Realty Trust	448,668	0.1
15,700		Welltower, Inc.	1,509,398	0.4
164,021		Weyerhaeuser Co.	6,216,396	1.6
			17,311,608	4.5

		Utilities: 8.6%
26,874		Ameren Corp.	2,519,706	0.7
49,700		Dominion Energy, Inc.	4,223,009	1.1
23,480		NextEra Energy, Inc.	1,988,991	0.5
145,520		NiSource, Inc.	4,627,536	1.2
46,919		Sempra Energy	7,888,022	2.0
137,747		Southern Co.	9,988,035	2.6
24,800		Xcel Energy, Inc.	1,789,816	0.5
			33,025,115	8.6

	Total Common Stock
	(Cost $267,275,088)		374,325,968	97.1

PREFERRED STOCK: 1.4%
		Health Care: 0.3%
26,624	(1),(2)	Becton Dickinson and Co.	1,406,280	0.3

		Utilities: 1.1%
23,003	(1)	NextEra Energy, Inc.	1,199,606	0.3
10,753	(1)	NiSource, Inc.	1,279,392	0.3
30,331	(1)	Southern Co/The	1,656,376	0.5
			4,135,374	1.1

	Total Preferred Stock
	(Cost $5,056,360)		5,541,654	1.4

	Total Long-Term Investments
	(Cost $272,331,448)		379,867,622	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
		Repurchase Agreements: 1.5%
1,332,923	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,332,934, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $1,359,581, due 02/01/36-03/01/52)	$1,332,923	0.3
1,332,923	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/22, 0.31%, due 04/01/22 (Repurchase Amount $1,332,934, collateralized by various U.S. Government Agency Obligations, 2.000%-10.000%, Market Value plus accrued interest $1,359,582, due 06/15/22-01/20/52)	1,332,923	0.3
1,332,923	(3)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,332,934, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,359,581, due 04/05/22-04/01/52)	1,332,923	0.4
395,142	(3)	Nomura Securities, Repurchase Agreement dated 03/31/22, 0.27%, due 04/01/22 (Repurchase Amount $395,145, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.000%, Market Value plus accrued interest $403,045, due 06/01/27-08/01/58)	395,142	0.1

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,332,923	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,332,934, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,359,581, due 04/26/22-03/20/52)	$1,332,923	0.4

	Total Repurchase Agreements
	(Cost $5,726,834)	5,726,834	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
4,500,847	(4) T. Rowe Price Government Reserve Fund, 0.290%
	(Cost $4,500,847)	4,500,847	1.2

	Total Short-Term Investments
	(Cost $10,227,681)	10,227,681	2.7

	Total Investments in Securities (Cost $282,559,129)	$390,095,303	101.2
	Liabilities in Excess of Other Assets	(4,460,710)	(1.2)
	Net Assets	$385,634,593	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$17,112,054	$–	$–	$17,112,054
Consumer Discretionary	13,384,106	–	–	13,384,106
Consumer Staples	25,259,286	–	–	25,259,286
Energy	25,708,996	–	–	25,708,996
Financials	82,876,073	–	–	82,876,073
Health Care	66,775,175	415,147	–	67,190,322
Industrials	40,453,625	–	–	40,453,625
Information Technology	31,128,129	–	–	31,128,129
Materials	19,742,387	1,134,267	–	20,876,654
Real Estate	17,311,608	–	–	17,311,608
Utilities	33,025,115	–	–	33,025,115
Total Common Stock	372,776,554	1,549,414	–	374,325,968
Preferred Stock	4,262,262	1,279,392	–	5,541,654
Short-Term Investments	4,500,847	5,726,834	–	10,227,681
Total Investments, at fair value	$381,539,663	$8,555,640	$–	$390,095,303

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $283,567,508.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$111,378,266
Gross Unrealized Depreciation	(4,850,681)
Net Unrealized Appreciation	$106,527,585